Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Cohen & Steers Real Assets Fund, Inc.
Entity Central Index Key	0001533503
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Real Assets Fund, Inc.
Class Name	Class A
Trading Symbol	RAPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Real Assets Fund, Inc. (Fund) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57.71	1.15%

Expenses Paid, Amount	$ 57.71
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 1.84% total return in the six months ended June 30, 2024, compared with the Blended Benchmark,[1] which returned 1.16%.

Security selection in global real estate, global listed infrastructure and natural resource equities contributed to strong relative performance during the period. Within global real estate, selection in the U.S. was led by an overweight position in health care REIT Welltower. Rising occupancy rates in its senior living facilities, operating leverage and the company's ability to find attractive acquisition opportunities led to its outperformance. In global infrastructure, security selection and an overweight position in marine ports contributed to relative performance, with an investment in Santos Brasil positively contributing on better-than-expected results as the company benefits from an ongoing shortage in container terminal capacity in Brazil. Within natural resource equities, our selection within metals and mining contributed to performance. Specifically, our overweight to Anglo American—which strongly outperformed the broader benchmark—added to returns.

Commodities, however, detracted from relative returns due to a general underweight allocation in the sleeve and underperformance in security selection. Most commodities had strong returns in the period led by the petroleum complex and precious metals. Crude oil prices rose due to heightened geopolitical tensions, including the increase in attacks on ships in the Red Sea, which led to longer shipping routes and supply disruptions. Gold climbed to record high prices as tensions in the Middle East escalated and amid strong physical demand from China. An underweight position in the Fund's dedicated gold allocation also negatively impacted relative returns.

Top contributing categories	Top detracting categories
Global Real Estate Securities	Gold
Global Natural Resource Equities	Commodities
Global Infrastructure

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2024)
	1 Year	5 Years	10 Years
With sales charge[2]	1.79%	4.57%	1.68%
Without sales charge	6.59%	5.53%	2.15%
Blended Benchmark[1]	6.15%	4.62%	2.27%
MSCI World Index-net	20.19%	11.77%	9.16%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 860,289,648
Holdings Count | shares	321
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2024)
Net assets	$860,289,648
Number of portfolio holdings (including derivatives)	321
Portfolio turnover rate	62%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2024)

Top ten holdings[3,4]	(%)
SPDR Gold MiniShares Trust	3.2%
Welltower, Inc.	1.9%
Prologis, Inc.	1.8%
American Tower Corp.	1.6%
Digital Realty Trust, Inc.	1.4%
Shell PLC (Netherlands)	1.4%
Crown Castle, Inc.	1.4%
iShares Gold Trust	1.4%
TC Energy Corp. (Canada)	1.3%
Exxon Mobil Corp.	1.3%

Strategy breakdown[5]	(%)
Commodity Futures	26.3%
Global Real Estate Securities	24.1%
Global Listed Infrastructure	19.1%
Global Natural Resource Equities	16.6%
Fixed Income	9.3%
Gold	4.6%

Country diversification[3,6]	(%)
United States	46.4%
Canada	6.8%
United Kingdom	3.5%
Australia	3.5%
Japan	3.0%
France	2.4%
Netherlands	1.8%
Brazil	1.1%
Germany	1.0%
Other (includes short-term investments)	30.5%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
SPDR Gold MiniShares Trust	3.2%
Welltower, Inc.	1.9%
Prologis, Inc.	1.8%
American Tower Corp.	1.6%
Digital Realty Trust, Inc.	1.4%
Shell PLC (Netherlands)	1.4%
Crown Castle, Inc.	1.4%
iShares Gold Trust	1.4%
TC Energy Corp. (Canada)	1.3%
Exxon Mobil Corp.	1.3%

Material Fund Change [Text Block]
Material Fund changes

This is a summary of certain material changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's current prospectus, which is available upon request by visiting www.cohenandsteers.com/fund-literature or calling 1-800-330-7348.

How has the Fund changed?

Changes to Fund's principal investment strategy

Effective May 23, 2024, the Fund revised its principal investment strategies to provide that (i) the Fund's investment advisor (Cohen & Steers Capital Management, Inc.) employs a quantitative approach with respect to the Fund's commodity-related investments and (ii) the Fund seeks to gain exposure to commodity markets, either directly or through the Fund's Subsidiary (Cohen & Steers Real Assets Fund, Ltd.), by investing in derivatives, primarily in exchange traded commodity futures contracts, call and put options on commodity futures contracts, and commodity swaps and may invest in exchange traded products, such as exchange-traded funds or exchange traded notes, that have exposure to commodities.

Material Fund Change Strategies [Text Block]	Effective May 23, 2024, the Fund revised its principal investment strategies to provide that (i) the Fund's investment advisor (Cohen & Steers Capital Management, Inc.) employs a quantitative approach with respect to the Fund's commodity-related investments and (ii) the Fund seeks to gain exposure to commodity markets, either directly or through the Fund's Subsidiary (Cohen & Steers Real Assets Fund, Ltd.), by investing in derivatives, primarily in exchange traded commodity futures contracts, call and put options on commodity futures contracts, and commodity swaps and may invest in exchange traded products, such as exchange-traded funds or exchange traded notes, that have exposure to commodities.
Summary of Change Legend [Text Block]	This is a summary of certain material changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's current prospectus, which is available upon request by visiting www.cohenandsteers.com/fund-literature or calling 1-800-330-7348.
Class C
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Real Assets Fund, Inc.
Class Name	Class C
Trading Symbol	RAPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Real Assets Fund, Inc. (Fund) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$90.16	1.80%

Expenses Paid, Amount	$ 90.16
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 1.46% total return in the six months ended June 30, 2024, compared with the Blended Benchmark,[1] which returned 1.16%.

Security selection in global real estate, global listed infrastructure and natural resource equities contributed to strong relative performance during the period. Within global real estate, selection in the U.S. was led by an overweight position in health care REIT Welltower. Rising occupancy rates in its senior living facilities, operating leverage and the company's ability to find attractive acquisition opportunities led to its outperformance. In global infrastructure, security selection and an overweight position in marine ports contributed to relative performance, with an investment in Santos Brasil positively contributing on better-than-expected results as the company benefits from an ongoing shortage in container terminal capacity in Brazil. Within natural resource equities, our selection within metals and mining contributed to performance. Specifically, our overweight to Anglo American—which strongly outperformed the broader benchmark—added to returns.

Commodities, however, detracted from relative returns due to a general underweight allocation in the sleeve and underperformance in security selection. Most commodities had strong returns in the period led by the petroleum complex and precious metals. Crude oil prices rose due to heightened geopolitical tensions, including the increase in attacks on ships in the Red Sea, which led to longer shipping routes and supply disruptions. Gold climbed to record high prices as tensions in the Middle East escalated and amid strong physical demand from China. An underweight position in the Fund's dedicated gold allocation also negatively impacted relative returns.

Top contributing categories	Top detracting categories
Global Real Estate Securities	Gold
Global Natural Resource Equities	Commodities
Global Infrastructure

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2024)
	1 Year	5 Years	10 Years
With sales charge	4.98%[2]	4.85%	1.47%
Without sales charge	5.98%	4.85%	1.47%
Blended Benchmark[1]	6.15%	4.62%	2.27%
MSCI World Index-net	20.19%	11.77%	9.16%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 860,289,648
Holdings Count | shares	321
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2024)
Net assets	$860,289,648
Number of portfolio holdings (including derivatives)	321
Portfolio turnover rate	62%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2024)

Top ten holdings[3,4]	(%)
SPDR Gold MiniShares Trust	3.2%
Welltower, Inc.	1.9%
Prologis, Inc.	1.8%
American Tower Corp.	1.6%
Digital Realty Trust, Inc.	1.4%
Shell PLC (Netherlands)	1.4%
Crown Castle, Inc.	1.4%
iShares Gold Trust	1.4%
TC Energy Corp. (Canada)	1.3%
Exxon Mobil Corp.	1.3%

Strategy breakdown[5]	(%)
Commodity Futures	26.3%
Global Real Estate Securities	24.1%
Global Listed Infrastructure	19.1%
Global Natural Resource Equities	16.6%
Fixed Income	9.3%
Gold	4.6%

Country diversification[3,6]	(%)
United States	46.4%
Canada	6.8%
United Kingdom	3.5%
Australia	3.5%
Japan	3.0%
France	2.4%
Netherlands	1.8%
Brazil	1.1%
Germany	1.0%
Other (includes short-term investments)	30.5%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
SPDR Gold MiniShares Trust	3.2%
Welltower, Inc.	1.9%
Prologis, Inc.	1.8%
American Tower Corp.	1.6%
Digital Realty Trust, Inc.	1.4%
Shell PLC (Netherlands)	1.4%
Crown Castle, Inc.	1.4%
iShares Gold Trust	1.4%
TC Energy Corp. (Canada)	1.3%
Exxon Mobil Corp.	1.3%

Material Fund Change [Text Block]
Material Fund changes

This is a summary of certain material changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's current prospectus, which is available upon request by visiting www.cohenandsteers.com/fund-literature or calling 1-800-330-7348.

How has the Fund changed?

Changes to Fund's principal investment strategy

Effective May 23, 2024, the Fund revised its principal investment strategies to provide that (i) the Fund's investment advisor (Cohen & Steers Capital Management, Inc.) employs a quantitative approach with respect to the Fund's commodity-related investments and (ii) the Fund seeks to gain exposure to commodity markets, either directly or through the Fund's Subsidiary (Cohen & Steers Real Assets Fund, Ltd.), by investing in derivatives, primarily in exchange traded commodity futures contracts, call and put options on commodity futures contracts, and commodity swaps and may invest in exchange traded products, such as exchange-traded funds or exchange traded notes, that have exposure to commodities.

Material Fund Change Strategies [Text Block]	Effective May 23, 2024, the Fund revised its principal investment strategies to provide that (i) the Fund's investment advisor (Cohen & Steers Capital Management, Inc.) employs a quantitative approach with respect to the Fund's commodity-related investments and (ii) the Fund seeks to gain exposure to commodity markets, either directly or through the Fund's Subsidiary (Cohen & Steers Real Assets Fund, Ltd.), by investing in derivatives, primarily in exchange traded commodity futures contracts, call and put options on commodity futures contracts, and commodity swaps and may invest in exchange traded products, such as exchange-traded funds or exchange traded notes, that have exposure to commodities.
Summary of Change Legend [Text Block]	This is a summary of certain material changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's current prospectus, which is available upon request by visiting www.cohenandsteers.com/fund-literature or calling 1-800-330-7348.
Class I
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Real Assets Fund, Inc.
Class Name	Class I
Trading Symbol	RAPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Real Assets Fund, Inc. (Fund) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40.16	0.80%

Expenses Paid, Amount	$ 40.16
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 1.92% total return in the six months ended June 30, 2024, compared with the Blended Benchmark,[1] which returned 1.16%.

Security selection in global real estate, global listed infrastructure and natural resource equities contributed to strong relative performance during the period. Within global real estate, selection in the U.S. was led by an overweight position in health care REIT Welltower. Rising occupancy rates in its senior living facilities, operating leverage and the company's ability to find attractive acquisition opportunities led to its outperformance. In global infrastructure, security selection and an overweight position in marine ports contributed to relative performance, with an investment in Santos Brasil positively contributing on better-than-expected results as the company benefits from an ongoing shortage in container terminal capacity in Brazil. Within natural resource equities, our selection within metals and mining contributed to performance. Specifically, our overweight to Anglo American—which strongly outperformed the broader benchmark—added to returns.

Commodities, however, detracted from relative returns due to a general underweight allocation in the sleeve and underperformance in security selection. Most commodities had strong returns in the period led by the petroleum complex and precious metals. Crude oil prices rose due to heightened geopolitical tensions, including the increase in attacks on ships in the Red Sea, which led to longer shipping routes and supply disruptions. Gold climbed to record high prices as tensions in the Middle East escalated and amid strong physical demand from China. An underweight position in the Fund's dedicated gold allocation also negatively impacted relative returns.

Top contributing categories	Top detracting categories
Global Real Estate Securities	Gold
Global Natural Resource Equities	Commodities
Global Infrastructure

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of June 30, 2024)
	1 Year	5 Years	10 Years
Class I2	6.89%	5.90%	2.48%
Blended Benchmark[1]	6.15%	4.62%	2.27%
MSCI World Index-net	20.19%	11.77%	9.16%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 860,289,648
Holdings Count | shares	321
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2024)
Net assets	$860,289,648
Number of portfolio holdings (including derivatives)	321
Portfolio turnover rate	62%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2024)

Top ten holdings[3,4]	(%)
SPDR Gold MiniShares Trust	3.2%
Welltower, Inc.	1.9%
Prologis, Inc.	1.8%
American Tower Corp.	1.6%
Digital Realty Trust, Inc.	1.4%
Shell PLC (Netherlands)	1.4%
Crown Castle, Inc.	1.4%
iShares Gold Trust	1.4%
TC Energy Corp. (Canada)	1.3%
Exxon Mobil Corp.	1.3%

Strategy breakdown[5]	(%)
Commodity Futures	26.3%
Global Real Estate Securities	24.1%
Global Listed Infrastructure	19.1%
Global Natural Resource Equities	16.6%
Fixed Income	9.3%
Gold	4.6%

Country diversification[3,6]	(%)
United States	46.4%
Canada	6.8%
United Kingdom	3.5%
Australia	3.5%
Japan	3.0%
France	2.4%
Netherlands	1.8%
Brazil	1.1%
Germany	1.0%
Other (includes short-term investments)	30.5%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
SPDR Gold MiniShares Trust	3.2%
Welltower, Inc.	1.9%
Prologis, Inc.	1.8%
American Tower Corp.	1.6%
Digital Realty Trust, Inc.	1.4%
Shell PLC (Netherlands)	1.4%
Crown Castle, Inc.	1.4%
iShares Gold Trust	1.4%
TC Energy Corp. (Canada)	1.3%
Exxon Mobil Corp.	1.3%

Material Fund Change [Text Block]
Material Fund changes

This is a summary of certain material changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's current prospectus, which is available upon request by visiting www.cohenandsteers.com/fund-literature or calling 1-800-330-7348.

How has the Fund changed?

Changes to Fund's principal investment strategy

Effective May 23, 2024, the Fund revised its principal investment strategies to provide that (i) the Fund's investment advisor (Cohen & Steers Capital Management, Inc.) employs a quantitative approach with respect to the Fund's commodity-related investments and (ii) the Fund seeks to gain exposure to commodity markets, either directly or through the Fund's Subsidiary (Cohen & Steers Real Assets Fund, Ltd.), by investing in derivatives, primarily in exchange traded commodity futures contracts, call and put options on commodity futures contracts, and commodity swaps and may invest in exchange traded products, such as exchange-traded funds or exchange traded notes, that have exposure to commodities.

Material Fund Change Strategies [Text Block]	Effective May 23, 2024, the Fund revised its principal investment strategies to provide that (i) the Fund's investment advisor (Cohen & Steers Capital Management, Inc.) employs a quantitative approach with respect to the Fund's commodity-related investments and (ii) the Fund seeks to gain exposure to commodity markets, either directly or through the Fund's Subsidiary (Cohen & Steers Real Assets Fund, Ltd.), by investing in derivatives, primarily in exchange traded commodity futures contracts, call and put options on commodity futures contracts, and commodity swaps and may invest in exchange traded products, such as exchange-traded funds or exchange traded notes, that have exposure to commodities.
Summary of Change Legend [Text Block]	This is a summary of certain material changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's current prospectus, which is available upon request by visiting www.cohenandsteers.com/fund-literature or calling 1-800-330-7348.
Class R
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Real Assets Fund, Inc.
Class Name	Class R
Trading Symbol	RAPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Real Assets Fund, Inc. (Fund) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$65.18	1.30%

Expenses Paid, Amount	$ 65.18
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 1.65% total return in the six months ended June 30, 2024, compared with the Blended Benchmark,[1] which returned 1.16%.

Security selection in global real estate, global listed infrastructure and natural resource equities contributed to strong relative performance during the period. Within global real estate, selection in the U.S. was led by an overweight position in health care REIT Welltower. Rising occupancy rates in its senior living facilities, operating leverage and the company's ability to find attractive acquisition opportunities led to its outperformance. In global infrastructure, security selection and an overweight position in marine ports contributed to relative performance, with an investment in Santos Brasil positively contributing on better-than-expected results as the company benefits from an ongoing shortage in container terminal capacity in Brazil. Within natural resource equities, our selection within metals and mining contributed to performance. Specifically, our overweight to Anglo American—which strongly outperformed the broader benchmark—added to returns.

Commodities, however, detracted from relative returns due to a general underweight allocation in the sleeve and underperformance in security selection. Most commodities had strong returns in the period led by the petroleum complex and precious metals. Crude oil prices rose due to heightened geopolitical tensions, including the increase in attacks on ships in the Red Sea, which led to longer shipping routes and supply disruptions. Gold climbed to record high prices as tensions in the Middle East escalated and amid strong physical demand from China. An underweight position in the Fund's dedicated gold allocation also negatively impacted relative returns.

Top contributing sectors	Top detracting sectors
Global Real Estate Securities	Gold
Global Natural Resource Equities	Commodities
Global Infrastructure

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of June 30, 2024)
	1 Year	5 Years	10 Years
Class R2	6.41%	5.37%	1.98%
Blended Benchmark[1]	6.15%	4.62%	2.27%
MSCI World Index-net	20.19%	11.77%	9.16%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 860,289,648
Holdings Count | shares	321
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2024)
Net assets	$860,289,648
Number of portfolio holdings (including derivatives)	321
Portfolio turnover rate	62%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2024)

Top ten holdings[3,4]	(%)
SPDR Gold MiniShares Trust	3.2%
Welltower, Inc.	1.9%
Prologis, Inc.	1.8%
American Tower Corp.	1.6%
Digital Realty Trust, Inc.	1.4%
Shell PLC (Netherlands)	1.4%
Crown Castle, Inc.	1.4%
iShares Gold Trust	1.4%
TC Energy Corp. (Canada)	1.3%
Exxon Mobil Corp.	1.3%

Strategy breakdown[5]	(%)
Commodity Futures	26.3%
Global Real Estate Securities	24.1%
Global Listed Infrastructure	19.1%
Global Natural Resource Equities	16.6%
Fixed Income	9.3%
Gold	4.6%

Country diversification[3,6]	(%)
United States	46.4%
Canada	6.8%
United Kingdom	3.5%
Australia	3.5%
Japan	3.0%
France	2.4%
Netherlands	1.8%
Brazil	1.1%
Germany	1.0%
Other (includes short-term investments)	30.5%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
SPDR Gold MiniShares Trust	3.2%
Welltower, Inc.	1.9%
Prologis, Inc.	1.8%
American Tower Corp.	1.6%
Digital Realty Trust, Inc.	1.4%
Shell PLC (Netherlands)	1.4%
Crown Castle, Inc.	1.4%
iShares Gold Trust	1.4%
TC Energy Corp. (Canada)	1.3%
Exxon Mobil Corp.	1.3%

Material Fund Change [Text Block]
Material Fund changes

This is a summary of certain material changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's current prospectus, which is available upon request by visiting www.cohenandsteers.com/fund-literature or calling 1-800-330-7348.

How has the Fund changed?

Changes to Fund's principal investment strategy

Effective May 23, 2024, the Fund revised its principal investment strategies to provide that (i) the Fund's investment advisor (Cohen & Steers Capital Management, Inc.) employs a quantitative approach with respect to the Fund's commodity-related investments and (ii) the Fund seeks to gain exposure to commodity markets, either directly or through the Fund's Subsidiary (Cohen & Steers Real Assets Fund, Ltd.), by investing in derivatives, primarily in exchange traded commodity futures contracts, call and put options on commodity futures contracts, and commodity swaps and may invest in exchange traded products, such as exchange-traded funds or exchange traded notes, that have exposure to commodities.

Material Fund Change Strategies [Text Block]	Effective May 23, 2024, the Fund revised its principal investment strategies to provide that (i) the Fund's investment advisor (Cohen & Steers Capital Management, Inc.) employs a quantitative approach with respect to the Fund's commodity-related investments and (ii) the Fund seeks to gain exposure to commodity markets, either directly or through the Fund's Subsidiary (Cohen & Steers Real Assets Fund, Ltd.), by investing in derivatives, primarily in exchange traded commodity futures contracts, call and put options on commodity futures contracts, and commodity swaps and may invest in exchange traded products, such as exchange-traded funds or exchange traded notes, that have exposure to commodities.
Summary of Change Legend [Text Block]	This is a summary of certain material changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's current prospectus, which is available upon request by visiting www.cohenandsteers.com/fund-literature or calling 1-800-330-7348.
Class Z
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Real Assets Fund, Inc.
Class Name	Class Z
Trading Symbol	RAPZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Real Assets Fund, Inc. (Fund) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$40.17	0.80%

Expenses Paid, Amount	$ 40.17
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 1.93% total return in the six months ended June 30, 2024, compared with the Blended Benchmark,[1] which returned 1.16%.

Security selection in global real estate, global listed infrastructure and natural resource equities contributed to strong relative performance during the period. Within global real estate, selection in the U.S. was led by an overweight position in health care REIT Welltower. Rising occupancy rates in its senior living facilities, operating leverage and the company's ability to find attractive acquisition opportunities led to its outperformance. In global infrastructure, security selection and an overweight position in marine ports contributed to relative performance, with an investment in Santos Brasil positively contributing on better-than-expected results as the company benefits from an ongoing shortage in container terminal capacity in Brazil. Within natural resource equities, our selection within metals and mining contributed to performance. Specifically, our overweight to Anglo American—which strongly outperformed the broader benchmark—added to returns.

Commodities, however, detracted from relative returns due to a general underweight allocation in the sleeve and underperformance in security selection. Most commodities had strong returns in the period led by the petroleum complex and precious metals. Crude oil prices rose due to heightened geopolitical tensions, including the increase in attacks on ships in the Red Sea, which led to longer shipping routes and supply disruptions. Gold climbed to record high prices as tensions in the Middle East escalated and amid strong physical demand from China. An underweight position in the Fund's dedicated gold allocation also negatively impacted relative returns.

Top contributing categories	Top detracting categories
Global Real Estate Securities	Gold
Global Natural Resource Equities	Commodities
Global Infrastructure

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of June 30, 2024)
	1 Year	5 Years	10 Years
Class Z2	6.90%	5.89%	2.48%
Blended Benchmark[1]	6.15%	4.62%	2.27%
MSCI World Index-net	20.19%	11.77%	9.16%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 860,289,648
Holdings Count | shares	321
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2024)
Net assets	$860,289,648
Number of portfolio holdings (including derivatives)	321
Portfolio turnover rate	62%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2024)

Top ten holdings[3,4]	(%)
SPDR Gold MiniShares Trust	3.2%
Welltower, Inc.	1.9%
Prologis, Inc.	1.8%
American Tower Corp.	1.6%
Digital Realty Trust, Inc.	1.4%
Shell PLC (Netherlands)	1.4%
Crown Castle, Inc.	1.4%
iShares Gold Trust	1.4%
TC Energy Corp. (Canada)	1.3%
Exxon Mobil Corp.	1.3%

Strategy breakdown[5]	(%)
Commodity Futures	26.3%
Global Real Estate Securities	24.1%
Global Listed Infrastructure	19.1%
Global Natural Resource Equities	16.6%
Fixed Income	9.3%
Gold	4.6%

Country diversification[3,6]	(%)
United States	46.4%
Canada	6.8%
United Kingdom	3.5%
Australia	3.5%
Japan	3.0%
France	2.4%
Netherlands	1.8%
Brazil	1.1%
Germany	1.0%
Other (includes short-term investments)	30.5%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
SPDR Gold MiniShares Trust	3.2%
Welltower, Inc.	1.9%
Prologis, Inc.	1.8%
American Tower Corp.	1.6%
Digital Realty Trust, Inc.	1.4%
Shell PLC (Netherlands)	1.4%
Crown Castle, Inc.	1.4%
iShares Gold Trust	1.4%
TC Energy Corp. (Canada)	1.3%
Exxon Mobil Corp.	1.3%

Material Fund Change [Text Block]
Material Fund changes

This is a summary of certain material changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's current prospectus, which is available upon request by visiting www.cohenandsteers.com/fund-literature or calling 1-800-330-7348.

How has the Fund changed?

Changes to Fund's principal investment strategy

Effective May 23, 2024, the Fund revised its principal investment strategies to provide that (i) the Fund's investment advisor (Cohen & Steers Capital Management, Inc.) employs a quantitative approach with respect to the Fund's commodity-related investments and (ii) the Fund seeks to gain exposure to commodity markets, either directly or through the Fund's Subsidiary (Cohen & Steers Real Assets Fund, Ltd.), by investing in derivatives, primarily in exchange traded commodity futures contracts, call and put options on commodity futures contracts, and commodity swaps and may invest in exchange traded products, such as exchange-traded funds or exchange traded notes, that have exposure to commodities.

Material Fund Change Strategies [Text Block]	Effective May 23, 2024, the Fund revised its principal investment strategies to provide that (i) the Fund's investment advisor (Cohen & Steers Capital Management, Inc.) employs a quantitative approach with respect to the Fund's commodity-related investments and (ii) the Fund seeks to gain exposure to commodity markets, either directly or through the Fund's Subsidiary (Cohen & Steers Real Assets Fund, Ltd.), by investing in derivatives, primarily in exchange traded commodity futures contracts, call and put options on commodity futures contracts, and commodity swaps and may invest in exchange traded products, such as exchange-traded funds or exchange traded notes, that have exposure to commodities.
Summary of Change Legend [Text Block]	This is a summary of certain material changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's current prospectus, which is available upon request by visiting www.cohenandsteers.com/fund-literature or calling 1-800-330-7348.